Stockholders' Equity (Details) - Schedule of Stock-Based Compensation Expense Recognized - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	$ 1,018	$ 1,040	$ 4,145	$ 2,897
Research and development [Member]
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	367	372	1,504	995
Sales and marketing [Member]
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	43	58	217	117
General, and administrative [Member]
Schedule of Stock-Based Compensation Expense Recognized [Line Items]
Total stock-based compensation expense	$ 608	$ 610	$ 2,424	$ 1,785